Property, plant and equipment (Details) $ in Thousands		12 Months Ended
	Apr. 13, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Continuity schedule
Balance, beginning of year		$ 239,742,000	$ 158,574,000		$ 32,684,000
Additions		83,576,000	119,714,000
Asset retirement cost			2,652,000
Write-off			(202,000)
Disposal		(3,237,000)
Depreciation and depletion		(10,732,000)	(552,000)
Foreign currency translation adjustment of subsidiaries		11,561,000
Balance, ending of year		239,742,000	158,574,000
Capitalized stock-based compensation		$ 919,000	2,404,000
Applicable Royalty (as a percent)		2.00%
Settlement of founder's royalty			5,081,000	$ 3,800
Payments For Settlement Of Founder's Royalty Option	$ 5,372,000
Threshold Value of Individual Assets For Qualifying Contracts as Right of use Assets		$ 6,600
Impairment loss		0
Cost
Continuity schedule
Balance, beginning of year		251,414,000	159,494,000		33,072,000
Foreign currency translation adjustment of subsidiaries			4,258,000
Balance, ending of year		251,414,000	159,494,000
Depreciation
Continuity schedule
Disposal			(75,000)
Depreciation and depletion
Continuity schedule
Balance, beginning of year		(11,672,000)	(920,000)		(388,000)
Foreign currency translation adjustment of subsidiaries			56,000
Balance, ending of year		(11,672,000)	(920,000)
Assets under Construction
Continuity schedule
Balance, beginning of year			154,768,000		30,051,000
Additions			118,187,000
Asset retirement cost			2,652,000
Transfers		(154,768,000)
Balance, ending of year			154,768,000
Assets under Construction | Cost
Continuity schedule
Balance, beginning of year			154,768,000		30,051,000
Foreign currency translation adjustment of subsidiaries			3,878,000
Balance, ending of year			154,768,000
Building
Continuity schedule
Balance, beginning of year		74,022,000
Additions		79,000
Transfers		75,572,000
Depreciation and depletion		(2,227,000)
Foreign currency translation adjustment of subsidiaries		598,000
Balance, ending of year		74,022,000
Building | Cost
Continuity schedule
Balance, beginning of year		76,249,000			0
Balance, ending of year		76,249,000
Building | Depreciation and depletion
Continuity schedule
Balance, beginning of year		(2,227,000)
Balance, ending of year		(2,227,000)
Machinery and equipment
Continuity schedule
Balance, beginning of year		122,890,000
Additions		77,313,000
Transfers		39,553,000
Depreciation and depletion		(3,795,000)
Foreign currency translation adjustment of subsidiaries		9,819,000
Balance, ending of year		122,890,000
Machinery and equipment | Cost
Continuity schedule
Balance, beginning of year		126,685,000			0
Balance, ending of year		126,685,000
Machinery and equipment | Depreciation and depletion
Continuity schedule
Balance, beginning of year		(3,795,000)
Balance, ending of year		(3,795,000)
Right-of-use assets
Continuity schedule
Balance, beginning of year		5,574,000	3,466,000		2,252,000
Additions		4,823,000	1,416,000
Disposal		(1,780,000)
Depreciation and depletion		(1,536,000)	(483,000)
Foreign currency translation adjustment of subsidiaries		601,000
Balance, ending of year		5,574,000	3,466,000
Right-of-use assets | Cost
Continuity schedule
Balance, beginning of year		7,799,000	4,188,000		2,458,000
Foreign currency translation adjustment of subsidiaries			314,000
Balance, ending of year		7,799,000	4,188,000
Right-of-use assets | Depreciation and depletion
Continuity schedule
Balance, beginning of year		(2,225,000)	(722,000)		(206,000)
Foreign currency translation adjustment of subsidiaries			(33,000)
Balance, ending of year		(2,225,000)	(722,000)
Mining rights
Continuity schedule
Balance, beginning of year		36,430,000
Additions		644,000
Transfers		39,779,000
Disposal		(1,425,000)
Depreciation and depletion		(3,090,000)
Foreign currency translation adjustment of subsidiaries		522,000
Balance, ending of year		36,430,000
Mining rights | Cost
Continuity schedule
Balance, beginning of year		39,520,000			0
Balance, ending of year		39,520,000
Mining rights | Depreciation and depletion
Continuity schedule
Balance, beginning of year		(3,090,000)
Balance, ending of year		(3,090,000)
Pilot plant
Continuity schedule
Balance, beginning of year					135,000
Write-off			(202,000)
Depreciation and depletion			(20,000)
Pilot plant | Cost
Continuity schedule
Balance, beginning of year		69,000			184,000
Foreign currency translation adjustment of subsidiaries			18,000
Balance, ending of year		69,000
Pilot plant | Depreciation
Continuity schedule
Disposal			(75,000)
Pilot plant | Depreciation and depletion
Continuity schedule
Balance, beginning of year		(69,000)			(49,000)
Foreign currency translation adjustment of subsidiaries			(6,000)
Balance, ending of year		(69,000)
Other assets
Continuity schedule
Balance, beginning of year		826,000	340,000		246,000
Additions		717,000	111,000
Transfers		(136,000)
Disposal		(32,000)
Depreciation and depletion		(84,000)	(49,000)
Foreign currency translation adjustment of subsidiaries		21,000
Balance, ending of year		826,000	340,000
Other assets | Cost
Continuity schedule
Balance, beginning of year		1,092,000	538,000		379,000
Foreign currency translation adjustment of subsidiaries			48,000
Balance, ending of year		1,092,000	538,000
Other assets | Depreciation and depletion
Continuity schedule
Balance, beginning of year		(266,000)	(198,000)		$ (133,000)
Foreign currency translation adjustment of subsidiaries			(16,000)
Balance, ending of year		$ (266,000)	$ (198,000)